RELATED PARTY TRANSACTIONS  - PRIMEGEN US, INC. [Member]		6 Months Ended	12 Months Ended
	Jan. 17, 2020	Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
RELATED PARTY TRANSACTIONS 

4. RELATED PARTY TRANSACTIONS

Stem Med Scientific, Inc.

Warrants

On January 27, 2025, the Company issued 2,000,000 warrants to Stem Med Scientific, Inc. (“StemMed”), the 83.4% owner of PGG, as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. See Note 9 for further details.

Notes Payable to Related Parties

On November 5, 2025, the Company entered into a promissory note with Rita Yuka Wong, a related party, for borrowings of $300,000, which bears interest at 8% per annum on a simple basis. Any outstanding borrowings are due on the earlier of September 30, 2026 or the closing date of the reverse merger transaction as discussed in Note 3. The promissory note had an outstanding balance of $300,000 as of both June 30, 2026 and December 31, 2025, along with accrued interest balances of $15,013 (unaudited) and $3,133 as of June 30, 2026 and December 31, 2025, respectively.

On June 12, 2026 the Company issued a promissory note for $400,000 to its Chief Financial Officer. The note bears interest at 12% per annum and matures on the earlier of December 31, 2026 or the closing date of the reverse merger transaction as discussed in Note 3. The note had accrued interest balances of $2,533 (unaudited) and $0 as of June 30, 2026 and December 31, 2025, respectively.

PrimeGen Biotech LLC

On March 18, 2019, the Company acquired lab machinery and equipment from PrimeGen Biotech LLC (“PGB”), a sister company to the Company’s majority stockholder PGG. Consideration was $278,806 in exchange for a promissory note. This note is non-interest bearing and due on demand. The outstanding balance of this promissory note amounted to $271,276 (unaudited) and $278,806 as of June 30, 2026 and December 31, 2025, respectively.

The Company paid certain expenses on behalf of PGB. Amounts receivable for these payments totaled $189,149 at both June 30, 2026 (unaudited) and December 31, 2025.

Both the Company and PGB have agreed that all activity between them, including the promissory note, payments on behalf of PGB and advances from PGB will be settled net. The net balance due to PGB at June 30, 2026 and December 31, 2025 was $82,127 (unaudited) and $89,657, respectively. This is included in the due to related parties account on the accompanying balance sheets.

On July 14, 2025, PGUS, as licensee, entered into the PGB Patent License with PGB, as licensor. The PGB IP is substantial, and rights thereto are contemplated to have substantial benefit to PGUS. The PGB Patent License does not provide for a cash up-front or execution payment. Once cumulative worldwide net sales of licensed products equal $5.0 million, PGUS is required to pay PGB a royalty of 1.5% on worldwide net sales of licensed products in excess of $5.0 million. Following expiration of the last-to-expire patent within the licensed patents in a country, the royalty due on net sales in that country is reduced by 50%. PGUS is also required to pay PGB 10% of certain non-royalty consideration PGUS receives from sublicenses, including upfront payments, fixed or periodic fees, milestone fees and certain debt, equity or investment consideration, subject to the terms of the agreement. Royalties and sublicense revenue share payments are payable within 30 days after the end of the calendar quarter in which they become due. As PGB is under common control with PGUS, the transfer of the assets was accounted for at historical cost. The transferred assets, consisting of patent applications and certain know-how, had a zero book value and, accordingly, the transfer had no accounting impact.

Office Lease

The Company leases office space from an entity controlled by the Yuen Family Trust, an indirect shareholder of the Company. On June 24, 2024, the Company reached an agreement with the lessor to forgive all back rent and entered into a new lease agreement for the same office space. After recording the extinguishment of the past lease liability, the Company recognized the new lease by recording a right-of-use asset and corresponding lease liability of $667,622. The new lease matures on June 30, 2028, and has monthly rental payments of $15,812. (See Note 8)

5. RELATED PARTY TRANSACTIONS

Stem Med Scientific, Inc.

Note Payable

On January 13, 2023, the Yuen Family Trust transferred its 83.4% ownership of PGG, together with its promissory notes (the “Yuen Family Trust/Stem Med” notes) to Stem Med Holdings, LLC (“Holdings”). Included in this transfer was the note payable to the Yuen Family Trust with outstanding principal of $5,150,000, which was subsequently converted into 5,722,222 shares of the Company’s Class A Common Stock at a conversion ratio of $0.90 on October 2, 2024. Also on the same date, the Company’s Chief Financial Officer, as sole Managing Member of Holdings transferred all equity and promissory notes described above to Stem Med Scientific, Inc. (“Stem Med”), which is also owned and controlled by the Company’s Chief Executive Officer.

This note accrued interest at 8% per annum. As part of the debt restructuring activities described in Note 2, the accrued interest balance on the Yuen Family Trust/Stem Med notes of $891,606 as of January 1, 2024 was forgiven. Interest expense during the year ended December 31, 2025 and 2024 amounted to $0 and $154,500, respectively. There were no balances outstanding relating to the Yuen Family Trust/Stem Med note as of December 31, 2025 or 2024.

Warrants

On January 27, 2025, the Company issued 2,000,000 warrants to Stem Med as consideration for service. The warrants are exercisable into Class A Common Stock at an exercise price of $0.90 per share. See Note 9 for further details.

Note Payable to Rita YuKa Wong

On June 5, 2024, the Company entered into a Convertible Promissory Note Financing Agreement with Rita YuKa Wong, a related party, under which the Company issued a Senior Convertible Promissory Note (the “Wong Convertible Note”) for $294,696 which had been previously funded by Stem Med Scientific Inc. The outstanding principal bears interest at a rate of 8% per annum on a simple basis. The outstanding principal and accrued interest on the Wong Convertible Note shall be due two years from the initial closing date in June 2026, provided the Company may elect to extend the maturity date for an additional year. The note is guaranteed by Stem Med Scientific Inc., a related party.

On October 2, 2024, the entire outstanding principal of the Wong Convertible Note of $294,696 and accrued interest of $6,156 was converted into shares of the Company’s Class A Common Stock at a conversion ratio of $0.90 per share. There were no balances outstanding relating to the Wong Convertible Note as of December 31, 2025 or 2024.

On November 5, 2025, the Company entered into another promissory note with Rita Yuka Wong for borrowings of $300,000, which bears interest at 8% per annum on a simple basis. Any outstanding borrowings were due on March 31, 2026. The promissory note had an outstanding balance of $300,000 as of December 31, 2025, along with accrued interest of $3,133.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Note Payable to PGG

On January 17, 2020, the Company entered into a note payable with PGG which provides for borrowings up to $9,000,000 to be advanced. Outstanding borrowings bear interest at a rate of 4% per annum on a simple basis. The outstanding principal and accrued interest on the note shall be due on the earlier of December 31, 2022, the closing of an initial public offering, or the date of completion of a change in control transaction, as defined in the agreement. In the event the Company undertakes a qualified financing, defined as the sale of additional equity interest in the Company, or instruments convertible into such equity interests, in cash for an aggregate purchase price of at least $10,000,000, the outstanding amounts would be repaid as follows; 1) if qualified financing is between $10,000,000 and $14,999,999, then $1,000,000 is due at the closing of the transaction, 2) if qualified financing is between $15,000,000 and $20,000,000, then $2,000,000 is due at the closing of the transaction, and 3) if the qualified financing is over $20,000,000, then $3,000,000 plus 15% of the gross proceeds in excess of $20,000,000 is due at the closing of the transaction.

Effective January 1, 2024, the Company restructured its debt with Stem Med, the 83.4% owner of PGG, where the total outstanding principal and accrued interest was forgiven.

PrimeGen Biotech LLC

On March 18, 2019, the Company acquired lab machinery and equipment from PrimeGen Biotech LLC (“PGB”), a sister company to the Company’s sole stockholder PGG. Consideration was $278,806 in exchange for a promissory note. This note is non-interest bearing and due on demand.

The Company paid certain expenses on behalf of PGB. Amounts receivable for these payments totaled $189,149 and $195,873 at December 31, 2025 and 2024, respectively.

Both the Company and PGB have agreed that all activity between them, including the promissory note, payments on behalf of PGB and advances from PGB will be settled net. The net balance due to PGB at December 31, 2025 and 2024 was $89,657 and $82,932, respectively. This is included in the due to related parties account on the accompanying balance sheets.

On July 14, 2025, PGUS, as licensee, entered into the PGB Patent License with PGB, as licensor. The business purpose for this transaction is the PGB IP is substantial, and rights thereto are contemplated to have substantial benefit to PGUS. The PGB Patent License does not provide for a cash up-front or execution payment. Once cumulative worldwide net sales of licensed products equal $5.0 million, PGUS is required to pay PGB a royalty of 1.5% on worldwide net sales of licensed products in excess of $5.0 million. Following expiration of the last-to-expire patent within the licensed patents in a country, the royalty due on net sales in that country is reduced by 50%. PGUS is also required to pay PGB 10% of certain non-royalty consideration PGUS receives from sublicenses, including upfront payments, fixed or periodic fees, milestone fees and certain debt, equity or investment consideration, subject to the terms of the agreement. Royalties and sublicense revenue share payments are payable within 30 days after the end of the calendar quarter in which they become due. As PGB is under common control with PGUS, the transfer of the assets was accounted for at historical cost. The transferred assets, consisting of patent applications and certain know-how, had a zero book value and, accordingly, the transfer had no accounting impact.

Office Lease

The Company leases office space from an entity controlled by the Yuen Family Trust, an indirect shareholder of the Company. On June 24, 2024, the Company reached an agreement with the lessor to forgive all back rent and entered into a new lease agreement for the same office space. After recording the extinguishment of the past lease liability, the Company recognized the new lease by recording a right-of-use asset and corresponding lease liability of $667,622. The new lease matures on June 30, 2028, and has monthly rental payments of $15,812.

PGG Note Payable Convertible into Company Stock

At September 30, 2024, our parent company, PGG had a note payable to Stem Med in the amount of $6,695,000. The note, plus accrued interest was converted into 7,438,888 shares of the Company’s Class A Common Stock on October 2, 2024 at a conversion rate of $0.90 per share.

PRIMEGEN US, INC.

NOTES TO FINANCIAL STATEMENTS

Prime Gen Global Inc [Member]
Related Party Transaction [Line Items]
Long-Term Debt, Description	In the event the Company undertakes a qualified financing, defined as the sale of additional equity interest in the Company, or instruments convertible into such equity interests, in cash for an aggregate purchase price of at least $10,000,000, the outstanding amounts would be repaid as follows; 1) if qualified financing is between $10,000,000 and $14,999,999, then $1,000,000 is due at the closing of the transaction, 2) if qualified financing is between $15,000,000 and $20,000,000, then $2,000,000 is due at the closing of the transaction, and 3) if the qualified financing is over $20,000,000, then $3,000,000 plus 15% of the gross proceeds in excess of $20,000,000 is due at the closing of the transaction.